Reconciliation Between Effective Income Tax Rate and Federal Statutory Income Tax Rate (Detail)	12 Months Ended
	Apr. 29, 2017	Apr. 30, 2016	May 02, 2015
Income Tax Rate Reconciliation [Line Items]
Federal statutory income tax rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	10.00%	8.30%	10.80%
Change to unrecognized tax benefits	(5.90%)	(111.30%)	0.20%
Excess executive compensation	0.30%	8.00%	3.70%
Meals and entertainment disallowance	0.50%	5.10%	1.10%
Tax credits		(76.30%)	(3.90%)
Joint venture net loss allocation			33.10%
Change in valuation allowance	(1.20%)	108.60%	(19.80%)
Changes in deferred taxes and payables	7.00%	(134.80%)	(5.40%)
Amounts not deductible for tax	1.90%
State law changes	3.10%	4.70%
Other, net	2.20%	3.00%	(0.10%)
Effective income tax rate	52.90%	(149.70%)	54.70%